OTHER CURRENT LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
OTHER CURRENT LIABILITIES
Payable for purchase of property, plant and equipment	$ 95,350	$ 116,661
Other payables	49,927	42,716
Other current liabilities	$ 145,277	$ 159,377